BUSINESS COMBINATIONS AND ACQUISITIONS OF ASSETS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 12, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 03, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	13,200,000
Stock Issued During Period, Value, New Issues			$ 1,000,000
Goodwill		10,512,346	$ 6,531,346
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	26,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	2 years
Stock Issued During Period, Value, New Issues	$ 6,756,000
[custom:ContingentConsiderationOfRestrictedStock]	$ 4,526,520
BizSecure, Inc. [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	13,200,000
Goodwill	$ 3,981,000
BizSecure, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	26,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	2 years
Stock Issued During Period, Value, New Issues	$ 6,756,000
[custom:ContingentConsiderationOfRestrictedStock]	$ 4,526,520
Ixaya Inc [Member]
Business Acquisition [Line Items]
Goodwill		$ 1,008,642		$ 1,008,642